Borrowings (Short-Term Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Short-term borrowings	$ 53,046	$ 42,530
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	37,457	24,286
FHLB of Pittsburgh [Member] | Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 15,589	$ 18,244